December 15, 2025

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

Re:	Gabelli ETFs Trust (the “Trust”)
File Nos.: 333-238109 and 811-23568
Gabelli Growth Innovators ETF
Gabelli Love Our Planet & People ETF
Gabelli Global Technology Leaders ETF
Gabelli Commercial Aerospace and Defense ETF

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and the regulations thereunder, the Trust on behalf of its series, Gabelli Growth Innovators ETF, Gabelli Love Our Planet & People ETF, Gabelli Global Technology Leaders ETF, and Gabelli Commercial Aerospace and Defense ETF, hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from those contained in Post-Effective Amendment No. 31 to the Trust’s Registration Statement on Form N-1A, filed on December 15, 2025.

If you have any questions or require further information, please contact Karen Aspinall at (949) 629-3928 or Karen.Aspinall@Practus.com.

Sincerely,

/s/ Karen Aspinall

Karen Aspinall

KAREN A. ASPINALL ● PARTNER

11300 Tomahawk Creek Pkwy ● Ste. 310 ● Leawood, KS 66211 ● p: 949.629.3928

Practus, LLP ● Karen.Aspinall@Practus.com ● Practus.com